Debt (Schedule of Future Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 253
2017	46
2018	0
2019	0
2020	0
Thereafter	400,000
Total future payment	400,299
Add: Unamortized debt premium	2,395	$ 2,801
Less: Debt issuance cost	(6,425)	(7,526)
Total debt	$ 396,269	$ 421,324